Income Taxes - Reconciliation of Effective Income Tax Rate Based on Profit (Loss) from Operations before Income Taxes to Statutory Income Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Profits tax rate in Hong Kong	16.50%	16.50%	16.50%
Permanent differences relating to non-taxable income and non-deductible expenses	(28.20%)	1.70%	(5.40%)
Change in valuation allowance	11.70%	(18.20%)	(11.10%)
Effective tax rate	0.00%	0.00%	0.00%